SELECTED STATEMENTS OF PROFIT OR LOSS DATA (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Cost of revenue	$ 7,859,000	$ 4,596,000	$ 4,273,000
Research and development	10,217,000	7,822,000	6,910,000
Selling and marketing	12,749,000	8,774,000	5,807,000
General and administrative	9,645,000	6,273,000	4,562,000
Labor
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Cost of revenue	4,163,000	2,307,000	2,101,000
Research and development	8,809,000	6,828,000	5,746,000
Selling and marketing	5,170,000	4,953,000	4,032,000
General and administrative	4,716,000	3,821,000	2,270,000
Promotion
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Cost of revenue		35,000	314,000
Credit card fees
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Cost of revenue	1,209,000	1,182,000	677,000
Servers
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Cost of revenue	874,000	651,000	657,000
Research and development	295,000	257,000	264,000
Software
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Research and development	222,000	199,000	282,000
Selling and marketing	185,000	165,000	106,000
General and administrative	494,000	233,000	191,000
Marketing and Promotion
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Selling and marketing	2,621,000	1,952,000
Digital Advertising
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Selling and marketing	2,276,000	535,000	509,000
Services and tools
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Cost of revenue	284,000	169,000	114,000
Travel
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Cost of revenue	52,000	10,000	45,000
Research and development	114,000	25,000	41,000
Selling and marketing	243,000	78,000	44,000
General and administrative	147,000	30,000	18,000
Rent and related
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
General and administrative	682,000	373,000	485,000
Consulting
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
General and administrative	2,312,000	516,000	536,000
Office expenses
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
General and administrative	492,000	145,000	285,000
Communication and PR
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Selling and marketing	12,000	21,000	15,000
Depreciation & Amortization
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Cost of revenue	920,000	107,000	164,000
Research and development	387,000	296,000	252,000
Selling and marketing	980,000	536,000	755,000
General and administrative	126,000	159,000	100,000
Share-based compensation
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Cost of revenue	290,000	98,000	95,000
Research and development	349,000	184,000	208,000
Selling and marketing	524,000	348,000	262,000
General and administrative	743,000	305,000	257,000
Human resources
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
General and administrative	459,000	269,000	70,000
Bad debt
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
General and administrative	227,000	55,000	174,000
Changes in the fair value of contingent consideration
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
General and administrative	(935)
Other
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Cost of revenue	67,000	37,000	106,000
Research and development	41,000	33,000	117,000
Selling and marketing	738,000	186,000	84,000
General and administrative	$ 182,000	$ 367,000	$ 176,000